Schedule of income tax (credit)/ expense (Details) - USD ($)	4 Months Ended	5 Months Ended	11 Months Ended	12 Months Ended
	Aug. 31, 2024	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Income tax credit/(expense)
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Current financial year					$ 30,471
Under provision in prior financial years					118,113
Estimated tax payable					148,584
Current financial year				(7,414)	689
Over provision in prior financial years					(1,471)
Deferred tax				(7,414)	(782)
Income tax credit/(expense)				$ (7,414)	$ 147,802